Segment Information - Narrative (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended														0 Months Ended
	Dec. 31, 2013 segments	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Alternative funds	Dec. 31, 2013 Operating affiliates	Dec. 31, 2013 Total P And C Segment [Member]	Dec. 31, 2012 Total P And C Segment [Member]	Dec. 31, 2011 Total P And C Segment [Member]	Dec. 31, 2013 Total P And C Segment [Member] Net Investment Income [Member]	Dec. 31, 2012 Total P And C Segment [Member] Net Investment Income [Member]	Dec. 31, 2011 Total P And C Segment [Member] Net Investment Income [Member]	Dec. 31, 2013 Total P And C Segment [Member] Interest Expense [Member]	Dec. 31, 2012 Total P And C Segment [Member] Interest Expense [Member]	Dec. 31, 2011 Total P And C Segment [Member] Interest Expense [Member]	May 01, 2014 Subsequent Event XL Re Life (SAC) Ltd [Member]
Segment Reporting Information [Line Items]
Number of Operating Segments	2
Net results from structured products	$ 23,791	$ 5,257	$ 23,029			$ 23,791	$ 5,257	$ 23,029	$ 71,900	$ 71,700	$ 74,600	$ (48,000)	$ (66,300)	$ (51,500)
Alternative investments, timelag for reporting				1 month	3 months
Sale of Subsidiary Stock, Percentage															100.00%
Quota Share Reinsurance Percentage															100.00%